MATURITY OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Maturity Of Assets And Liabilities
Schedule of Maturity of financial assets

Below are the main financial assets grouped according to their remaining terms, including interest accrued as of December 31, 2017, 2016 and 2015:

		As of December 31, 2017
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Trading portfolio financial assets	6	18,941	298	170,098	189,735	9,365	26,624	415,061
Investments under agreements to resell	7	27,923	601	—	—	—	—	28,524
Derivative financial instruments	8	112,249	102,009	199,966	260,818	284,247	289,486	1,248,775
Loans and receivables from banks (*)	9	43,096	—	16,621	10,568	—	—	70,285
Loans and receivables from customers (**)	10	1,531,883	1,649,448	2,689,484	4,174,173	2,952,407	7,385,210	20,382,605
Commercial loans		1,226,214	1,494,950	2,513,004	2,410,168	1,917,111	4,155,099	13,716,546
Mortgages loans		35,428	66,596	98,292	649,867	446,737	2,855,833	4,152,753
Consumer loans		270,241	87,902	78,188	1,114,138	588,559	374,278	2,513,306
Financial investments available-for-sale	11	86,201	155,376	408,093	790,503	805,892	417,413	2,663,478
Financial investments held to maturity	11	55,554	6,171	113,445	23,466	430	2,964	202,030

(*) Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$208.

(**) Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$383,950, Mortgage MCh$45,312 and Consumer MCh$189,265.

		As of December 31, 2016
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Trading portfolio financial assets	6	7,475	14,708	279,372	244,335	60,968	25,699	632,557
Investments under agreements to resell	7	170,242	—	—	—	—	—	170,242
Derivative financial instruments	8	44,359	323,631	300,755	122,920	217,371	93,733	1,102,769
Loans and receivables from banks (*)	9	72,750	47,651	7,822	22,557	—	—	150,780
Loans and receivables from customers (**)	10	1,403,606	1,822,973	3,223,347	4,002,409	2,795,830	7,755,787	21,003,952
Commercial loans		1,154,891	1,683,001	3,031,056	2,318,045	1,846,661	4,600,817	14,634,471
Mortgages loans		29,808	50,810	76,685	566,873	402,947	2,761,394	3,888,517
Consumer loans		218,907	89,162	115,606	1,117,491	546,222	393,576	2,480,964
Financial investments available-for-sale	11	209,064	338,326	159,525	521,123	688,655	157,384	2,074,077
Financial investments held to maturity	11	95,697	13,405	114,514	—	—	2,817	226,433

(*) Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$212.

(**) Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$418,928, Mortgage MCh$23,472 and Consumer MCh$116,904.

		As of December 31, 2015
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Trading portfolio financial assets	6	16,182	264	1,319	—	—	—	17,765
Investments under agreements to resell	7	10,293	—	—	—	—	—	10,293
Derivative financial instruments	8	6,513	18,799	27,499	58,540	116,633	—	227,984
Loans and receivables from banks (*)	9	49,842	30,141	16,687	2,798	—	—	99,468
Loans and receivables from customers (**)	10	651,320	862,768	2,374,316	660,737	1,616,802	635,128	6,801,071
Commercial loans		628,378	831,527	1,905,819	344,187	610,304	246,251	4,566,466
Mortgages loans		10,410	11,868	54,397	145,379	922,917	388,877	1,533,848
Consumer loans		12,532	19,373	414,100	171,171	83,581	—	700,757
Financial investments available-for-sale	11	169,786	272,490	68,325	1,909	—	2,475	514,985
Financial investments held to maturity	11	—	—	—	—	—	—	—

(*) Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$70.

(**) Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$61,995, Mortgage MCh$6,251 and Consumer MCh$27,333.

Schedule of Maturity of financial liabilities

Below are the main financial liabilities grouped according to their remaining terms, including interest accrued to as of December 31, 2017, 2016 and 2015:

		As of December 31, 2017
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	7	420,320	600	—	—	—	—	420,920
Time deposits and saving accounts (*)	16	2,957,278	1,858,394	3,936,827	793,684	118,388	372,262	10,036,833
Derivative financial instruments	8	144,639	90,445	172,606	250,792	241,810	194,862	1,095,154
Borrowings from financial institutions	17	163,031	238,151	1,074,406	529,171	104,443	86,928	2,196,130
Debt issued	18	3,064	46,514	625,287	1,209,242	812,979	3,252,952	5,950,038

(*) Exclude term savings accounts totaling MCh$28,410 during 2017.

		As of December 31, 2016
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	7	373,879	—	—	—	—	—	373,879
Time deposits and saving accounts (*)	16	3,379,325	2,462,804	2,262,166	2,708,973	96,621	639,396	11,549,285
Derivative financial instruments	8	67,702	235,972	235,374	112,317	206,924	49,045	907,334
Borrowings from financial institutions	17	279,217	274,361	652,998	735,710	168,635	68,949	2,179,870
Debt issued	18	3,682	1,617	495,789	1,324,415	1,366,694	2,268,056	5,460,253

(*) Exclude term savings accounts totaling MCh$32,425 during 2016.

		As of December 31, 2015
		Up to 1 month	From 1 month to 3 months	From 3 month to 1 year	From 1 year to 3 years	From 3 years to 6 years	Over 6 years	Total
	Notes	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	7	—	43,727	—	—	—	—	43,727
Time deposits and saving accounts (*)	16	835,462	851,337	1,618,887	323,057	323,830	—	3,952,573
Derivative financial instruments	8	27,958	17,001	30,649	56,509	121,066	—	253,183
Borrowings from financial institutions	17	24,554	312,027	301,221	20,798	—	—	658,600
Debt issued	18	11,172	2,208	116,525	217,945	1,156,485	—	1,504,335

(*)Excluding term savings accounts for 2015.